Calvert
Mid-Cap Fund
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Aerospace & Defense — 0.5%
Hexcel Corp.	20,488	$ 1,157,367
		$ 1,157,367
Automobile Components — 2.0%
Dorman Products, Inc.(1)	34,316	$ 4,209,544
		$ 4,209,544
Banks — 3.1%
Commerce Bancshares, Inc.	59,435	$ 3,695,074
First Financial Bankshares, Inc.	79,284	2,852,638
		$6,547,712
Biotechnology — 2.0%
Caris Life Sciences, Inc.(1)	36,934	$986,876
Neurocrine Biosciences, Inc.(1)	25,840	3,247,830
		$4,234,706
Building Products — 4.7%
A.O. Smith Corp.	67,792	$4,445,121
AAON, Inc.	37,194	2,743,058
Advanced Drainage Systems, Inc.	24,333	2,794,888
		$9,983,067
Capital Markets — 4.3%
LPL Financial Holdings, Inc.	12,621	$4,732,496
Tradeweb Markets, Inc., Class A	29,200	4,274,880
		$9,007,376
Chemicals — 1.4%
Quaker Chemical Corp.	26,384	$2,953,425
		$2,953,425
Commercial Services & Supplies — 1.8%
Copart, Inc.(1)	79,700	$3,910,879
		$3,910,879
Communications Equipment — 2.9%
Motorola Solutions, Inc.	14,659	$6,163,523
		$6,163,523
Consumer Staples Distribution & Retail — 2.1%
Casey's General Stores, Inc.	2,197	$1,121,063
U.S. Foods Holding Corp.(1)	43,395	3,341,849
		$4,462,912
Containers & Packaging — 3.3%
AptarGroup, Inc.	38,259	$5,984,856
Security	Shares	Value
Containers & Packaging (continued)
Avery Dennison Corp.	5,222	$ 916,304
		$ 6,901,160
Distributors — 1.0%
LKQ Corp.	59,831	$ 2,214,345
		$ 2,214,345
Electric Utilities — 2.3%
Alliant Energy Corp.	81,923	$ 4,953,884
		$ 4,953,884
Electrical Equipment — 3.0%
AMETEK, Inc.	34,813	$6,299,761
		$6,299,761
Electronic Equipment, Instruments & Components — 3.7%
CDW Corp.	13,164	$2,350,959
TE Connectivity PLC	32,610	5,500,329
		$7,851,288
Ground Transportation — 1.2%
Landstar System, Inc.	17,986	$2,500,414
		$2,500,414
Health Care Equipment & Supplies — 2.4%
IDEXX Laboratories, Inc.(1)	9,618	$5,158,518
		$5,158,518
Health Care Providers & Services — 1.0%
Chemed Corp.	4,173	$2,031,959
		$2,031,959
Hotels, Restaurants & Leisure — 5.5%
Aramark	118,961	$4,980,897
Domino's Pizza, Inc.	4,954	2,232,273
Wyndham Hotels & Resorts, Inc.	55,735	4,526,239
		$11,739,409
Household Durables — 1.3%
NVR, Inc.(1)	358	$2,644,066
		$2,644,066
Household Products — 1.3%
Church & Dwight Co., Inc.	28,647	$2,753,263
		$2,753,263
Industrial REITs — 1.0%
EastGroup Properties, Inc.	12,271	$2,050,730
		$2,050,730

Calvert
Mid-Cap Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 9.5%
American Financial Group, Inc.	26,943	$ 3,400,476
Arch Capital Group Ltd.	48,734	4,437,231
Kinsale Capital Group, Inc.	5,934	2,871,462
Ryan Specialty Holdings, Inc.	41,517	2,822,741
W.R. Berkley Corp.	28,013	2,058,115
White Mountains Insurance Group Ltd.	2,483	4,458,773
		$ 20,048,798
IT Services — 2.6%
VeriSign, Inc.	18,751	$5,415,289
		$5,415,289
Machinery — 6.5%
Donaldson Co., Inc.	46,619	$3,233,028
Graco, Inc.	47,124	4,051,250
Middleby Corp.(1)	26,556	3,824,064
Nordson Corp.	12,028	2,578,442
		$13,686,784
Multi-Utilities — 2.5%
CMS Energy Corp.	74,812	$5,182,975
		$5,182,975
Pharmaceuticals — 2.3%
Royalty Pharma PLC, Class A	136,338	$4,912,258
		$4,912,258
Professional Services — 2.0%
Dayforce, Inc.(1)	39,313	$2,177,547
Verisk Analytics, Inc.	6,552	2,040,948
		$4,218,495
Residential REITs — 4.4%
Equity LifeStyle Properties, Inc.	87,416	$5,390,945
Mid-America Apartment Communities, Inc.	26,656	3,945,354
		$9,336,299
Semiconductors & Semiconductor Equipment — 3.8%
Entegris, Inc.	13,998	$1,128,939
Microchip Technology, Inc.	42,688	3,003,954
ON Semiconductor Corp.(1)	40,637	2,129,785
Teradyne, Inc.	19,180	1,724,666
		$7,987,344
Software — 2.3%
Descartes Systems Group, Inc.(1)	10,332	$1,050,196
Security	Shares	Value
Software (continued)
Manhattan Associates, Inc.(1)	5,410	$ 1,068,313
Tyler Technologies, Inc.(1)	4,776	2,831,404
		$ 4,949,913
Specialized REITs — 1.8%
Lamar Advertising Co., Class A	31,958	$ 3,878,423
		$ 3,878,423
Specialty Retail — 4.2%
Burlington Stores, Inc.(1)	20,580	$ 4,787,731
O'Reilly Automotive, Inc.(1)	22,440	2,022,517
Valvoline, Inc.(1)	57,495	2,177,336
		$8,987,584
Trading Companies & Distributors — 4.5%
Core & Main, Inc., Class A(1)	110,983	$6,697,824
United Rentals, Inc.	3,764	2,835,798
		$9,533,622
Total Common Stocks (identified cost $167,165,804)		$207,867,092

Short-Term Investments — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(2)	3,991,353	$ 3,991,353
Total Short-Term Investments (identified cost $3,991,353)		$ 3,991,353
Total Investments — 100.1% (identified cost $171,157,157)		$211,858,445
Other Assets, Less Liabilities — (0.1)%		$ (124,242)
Net Assets — 100.0%		$211,734,203

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.

Abbreviations:
REITs	– Real Estate Investment Trusts

Calvert
Mid-Cap Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2025.
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,991,353, which represents 1.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$6,974,937	$36,245,041	$(39,228,625)	$ —	$ —	$3,991,353	$107,708	3,991,353

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$207,867,092(1)	$ —	$ —	$207,867,092
Short-Term Investments	3,991,353	—	—	3,991,353
Total Investments	$211,858,445	$ —	$ —	$211,858,445

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Plan of Reorganization
In June 2025, the Directors of the Fund approved an Agreement and Plan of Reorganization (the Agreement) whereby the Calvert Small/Mid-Cap Fund would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for shares of the Calvert Small/Mid-Cap Fund. Subject to the satisfaction of the conditions of the Agreement, the transaction is expected to occur after the close of business on September 12, 2025.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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